Long-term Notes and Loans Payable, Net - Additional Information (Details)				3 Months Ended	12 Months Ended
	Aug. 12, 2021 USD ($)	Dec. 11, 2020 USD ($)	Feb. 02, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs					$ 0	$ 6,461,000
Adjustments for finance income (cost)					(3,951,000)	(11,304,000)
Gain (loss) on extinguishment of debt					$ 0	$ (17,987,000)
Bottom of range
Disclosure of detailed information about borrowings [line items]
Weighted average lessee's incremental borrowing rate (in percent)					11.30%	11.20%
Weighted average remaining lease term (in years)					10 years 4 months 24 days	8 years 1 month 6 days
Top of range
Disclosure of detailed information about borrowings [line items]
Weighted average lessee's incremental borrowing rate (in percent)					17.50%	17.50%
Weighted average remaining lease term (in years)					17 years 6 months	18 years 6 months
Term Loan | Loan commitments
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 100,000,000
Term Loan | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings			100,000,000
Term Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Option to increase principal amount of borrowings			$ 200,000,000
Term Loan, Tranche A Commitment
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)			12.70%
Borrowings, maturity			July 22, 2021
Effective interest rate (in percent)			17.00%
Borrowing costs capitalised			$ 5,500,000
Term Loan, Tranche A Commitment | Loan commitments
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 92,400,000
Term Loan, Tranche B Commitment
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)			13.20%
Borrowings, maturity			January 22, 2022
Effective interest rate (in percent)			16.10%
Borrowing costs capitalised			$ 400,000
Term Loan, Tranche B Commitment | Loan commitments
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 7,600,000
Amended Term Loan
Disclosure of detailed information about borrowings [line items]
Amended term loan						$ 0
Borrowing costs recognised as expense		$ 200,000
Payments for debt issue costs		800,000
Amended Term Loan | Loan commitments
Disclosure of detailed information about borrowings [line items]
Borrowings		200,000,000
Amended Term Loan, Non-Extending Lenders Commitment
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 11,700,000
Borrowings, interest rate (in percent)		12.70%
Effective interest rate (in percent)		17.70%
Amended Term Loan, Extending Lenders Commitment
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 97,300,000
Amended Term Loan, Increasing Lenders Commitment
Disclosure of detailed information about borrowings [line items]
Borrowings		91,000,000
OCN Term Loan Lender
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings		5,400,000
Term Loan Lenders
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings		$ 1,000,000
Amended Term Loan, Extending and Increasing Lenders Commitment
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)		12.00%
Effective interest rate (in percent)		15.80%
Senior Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400,000,000				$ 400,000,000	$ 400,000,000
Borrowings, interest rate (in percent)	9.50%
Borrowings, maturity	August 12, 2026
Effective interest rate (in percent)	11.00%
Borrowing costs capitalised	$ 10,900,000
Adjustments for finance income (cost)	(13,000,000)
Gain (loss) on extinguishment of debt	(18,000,000)
Principal repayment of the Senior Loan	$ 7,000,000			$ 16,600,000
Minimum cash balance required to be maintained					$ 50,000,000
Fixed charge coverage ratio					2